INCOME TAXES	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
INCOME TAXES
Income Taxes

Income tax expense consisted of the following components:

(Dollars in thousands)	2014	2013	2012
Current expense
Federal	$49,561	$41,679	$45,571
State	2,872	2,883	4,956
Total current expense	52,433	44,562	50,527
Deferred (benefit) expense
Federal	(19,368)	(21,393)	(12,499)
State	(3,037)	(3,935)	(1,586)
Total deferred (benefit) expense	(22,405)	(25,328)	(14,085)
Income tax expense	$30,028	$19,234	$36,442

The difference between the federal income tax rates, applied to income before income taxes, and the effective rates were due to the following:

(Dollars in thousands)	2014	2013	2012
Income taxes computed at federal statutory rate (35%) on income before income taxes	$33,260	$23,646	$36,311
Tax-exempt income	(1,912)	(1,266)	(626)
Bank-owned life insurance	(392)	(409)	(680)
Tax credits	(1,100)	(1,100)	(1,200)
State income taxes, net of federal tax benefit	(107)	(588)	2,191
Tax settlement of unconsolidated subsidiary	0	(1,318)	0
Other	279	269	446
Income tax expense	$30,028	$19,234	$36,442

The major components of the temporary differences that give rise to deferred tax assets and liabilities at December 31, 2014, and 2013, were as follows:

(Dollars in thousands)	2014	2013
Deferred tax assets
Allowance for loan and lease losses	$19,227	$23,074
Deferred compensation	533	564
Postretirement benefits other than pension liability	938	86
Accrued stock-based compensation	1,170	1,222
Other real estate owned write-downs	1,962	2,507
Interest on nonaccrual loans	1,586	1,145
Accrued expenses	4,616	3,617
Net unrealized losses on investment securities and derivatives	1,926	8,871
Fair value adjustment on acquisitions	844	0
Other	438	465
Total deferred tax assets	33,240	41,551

Deferred tax liabilities
Tax depreciation greater than book depreciation	(6,310)	(7,450)
FHLB and FRB stock	(5,852)	(6,230)
Mortgage-servicing rights	(136)	(12)
Leasing activities	(5,297)	(3,833)
Deferred section 597 gain	0	(20,550)
Prepaid pension	(14,333)	(15,727)
Intangible assets	(12,963)	(11,612)
Deferred loan fees and costs	(1,167)	(2,136)
Prepaid expenses	(364)	(535)
Fair value adjustments on acquisitions	0	(6,714)
Other	(1,824)	(1,180)
Total deferred tax liabilities	(48,246)	(75,979)
Total net deferred tax liability	$(15,006)	$(34,428)

The realization of the Company’s deferred tax assets is dependent upon the Company’s ability to generate taxable income in future periods, the reversal of deferred tax liabilities during the same period and the ability to carryback any losses. The Company has evaluated the available evidence supporting the realization of its deferred tax assets and determined it is more likely than not that the assets will be realized and thus no valuation allowance was required at December 31, 2014 and 2013.

At December 31, 2014 and 2013, First Financial had no FASB ASC Topic 740-10 unrecognized tax benefits recorded. First Financial does not expect the total amount of unrecognized tax benefits to significantly increase within the next twelve months.

First Financial regularly reviews its tax positions and establishes reserves for income tax-related uncertainties based on estimates of whether it is more likely than not that the tax uncertainty would be sustained upon challenge by the appropriate tax authorities which would then result in additional taxes, penalties and interest due.  These evaluations are inherently subjective as they require material estimates and may be susceptible to significant change.  Provision for tax reserves, if any, is included in income tax expense in the Consolidated Financial Statements. Management determined that no reserve for income tax-related uncertainties was necessary as of December 31, 2014 and 2013.

First Financial and its subsidiaries are subject to U.S. federal income tax as well as state and local income tax in several jurisdictions. Tax years prior to 2011 have been closed and are no longer subject to U.S. federal income tax examinations. The tax year 2012 is currently under examination by the federal taxing authority. At this time, First Financial is not aware of any material impact to the Company's financial position or results of operations as a result of this examination. Tax years 2011 through 2013 remain open to examination by the federal taxing authority.

First Financial is no longer subject to state and local income tax examinations for years prior to 2010. Tax years 2010 through 2013 remain open to state and local examination by various other jurisdictions.